Share-Based Compensation (Mymd Pharmaceuticals Inc.)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation

Note 7 - Share-based Compensation

Equity incentive Plans

2013 Stock Incentive Plan

On January 23, 2014, the Company adopted the 2013 Stock Incentive Plan (“2013 Plan”). The 2013 Plan was amended by the Board on January 9, 2015 and September 30, 2016, and such amendments were ratified by shareholders on December 7, 2018. The 2013 Plan provides for the issuance of up to 4,323 shares of the Company’s common stock. As of December 31, 2020, grants of restricted stock and options to purchase 2,813 shares of Common Stock have been issued pursuant to the 2013 Plan, and 1,510 shares of Common Stock remain available for issuance.

2017 Stock Incentive Plan

On August 7, 2017, the shareholders approved, and the Company adopted the 2017 Stock Incentive Plan (“2017 Plan”). The 2017 Plan provides for the issuance of up to 7,031 shares of the Company’s common stock. As of December 31, 2020, grants of restricted stock and options to purchase 3,064 shares of Common Stock have been issued pursuant to the 2017 Plan, and 3,967 shares of Common Stock remain available for issuance.

2018 Stock Incentive Plan

On December 7, 2018, the shareholders approved, and the Company adopted the 2018 Stock Incentive Plan (“2018 Plan”). On August 27, 2020, the 2019 Plan was modified to increase the total authorized shares. The 2018 Plan, as amended, provides for the issuance of up to 1,120,125 shares of the Company’s common stock. As of December 31, 2020, grants of RSUs to purchase 804,963 shares of Common Stock have been issued pursuant to the 2018 Plan, and 315,162 shares of Common Stock remain available for issuance.

Stock Options

The following table summarizes the option activities for the years ended December 31, 2020:

Weighted
Average
		Weighted	Weighted	Remaining
	Number	Average	Average	Contractual	Aggregate
	of	Exercise	Grant Date	Term	Intrinsic
	Shares	Price	Fair Value	(years)	Value
Balance at December 31, 2019	40	$236.16	$151.68	0.99	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-		-
Canceled/Expired	(40)	$236.16	$151.68	0.24	-
Balance at December 31, 2020	-	$-	$-	-	$-
Exercisable as of December 31, 2020	-	$-	$-	-	$-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.99 for the Company’s common shares on December 31, 2020. As the closing stock price on December 31, 2020 is lower than the exercise price, there is no intrinsic value to disclose.

The Company had no outstanding stock options as of December 31, 2020.

During the years ended December 31, 2020 and 2019, the Company incurred stock option expenses totaling $0 and $0, respectively.

Restricted Stock Units

On March 29, 2019, the Compensation Committee of the Board of Directors approved the grant of 5,201 Restricted Stock Units (“RSU”) to each of the three directors. Each RSU had a grant date fair value of $23.28 which shall be amortized on a straight-line basis over the vesting period into administrative expenses within the Consolidated Statement of Comprehensive Loss. Such RSUs were granted under the 2018 Plan, and vested on January 1, 2020. Upon vesting, such RSUs shall be settled with the issuance of common stock. The Company stock underlying these RSUs are subject to a lock-up/leak-out agreement for a period of 180 days from the effective date of the merger with MyMD (Note 3).

On September 11, 2020, the Compensation Committee of the Board of Directors approved grants totaling 789,360 Restricted Stock Units to the Company’s four directors. Each RSU had a grant date fair value of $2.24 which shall be amortized on a straight-line basis over the vesting period into administrative expenses within the Consolidated Statement of Comprehensive Loss. Such RSUs were granted under the 2018 Plan, as amended. Fifty percent (50%) of each RSU will vest on the first anniversary date of the Grant and the remaining fifty percent (50%) will vest on the second anniversary date; provided that the RSUs shall vest immediately upon the occurrence of (i) a change in control, provided that the director is employed by or providing services to the Company and its affiliates on the closing date of such change of control, or (ii) the director’s termination of employment of service by the Company was without cause.

As of December 31, 2020, the unamortized value of the RSUs was $1,364,879. A summary of activity related to the RSUs for the year ended December 31, 2020 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Balance at December 31, 2019	15,603	$23.28
Granted	789,360	2.24
Exercised	-	-
Forfeited	-	-
Vested	(15,603)	23.28
Canceled/Expired	-	-
Balance at December 31, 2020	$789,360	$2.24
Exercisable as of December 31, 2020	$-	$-

During the years ended December 31, 2020 and 2019, the Company incurred RSU expense of $404,589 and $362,005, respectively.

Common Stock Warrants

The table below summarizes the warrant activity for the year ended December 31, 2020:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (years)	Value
Balance at December 31, 2019	247,215	$29.79	4.72	$-
Granted	10,678,737	2.16	5.36	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Canceled/Expired	-	-	-	-
Balance at December 31, 2020	10,925,952	$2.78	5.31	$-
Exercisable as of December 31, 2020	10,925,952	$2.78	5.31	$-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.99 for the Company’s common shares on December 31, 2020. All warrants were vested on date of grant.

Pre-funded Common Stock Warrants

The table below summarizes the pre-funded warrant activity for the year ended December 31, 2020:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (years)	Value
Balance at December 31, 2019	795,000	$0.0001	-	$2,543,921
Granted	1,040,540	0.001	-	-
Exercised	(795,000)	0.0001	-	-
Forfeited	-	-	-	-
Canceled/Expired	-	-	-	-
Balance at December 31, 2020	1,040,540	$0.001	-	$2,069,634
Exercisable as of December 31, 2020	1,040,540	$0.001	-	$2,069,634

All pre-funded warrants were vested on date of grant and are exercisable at any time. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying award and the closing stock price of $1.99 for the Company’s common shares on December 31, 2020.

During the year ended December 31, 2020, pre-funded warrants to purchase 795,000 shares of common stock were exercised at an exercise price of $0.0001 per share, yielding net proceeds of $80.

Preferred Series ‘C’ Stock Warrants

The table below summarizes the warrant activity for the year ended December 31, 2020:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (years)	Value
Balance at December 31, 2019	1,990,000	$4.00	5.00	$-
Granted	-	-	-	-
Exercised	(1,935,000)	4.00	-	-
Forfeited	-	-	-	-
Canceled/Expired	-	-	-	-
Balance at December 31, 2020	55,000	$4.00	3.94	$-
Exercisable as of December 31, 2020	55,000	$4.00	3.94	$-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.99 for the Company’s common shares on December 31, 2020.

All preferred series ‘C’ warrants were vested on date of grant. During the year ended December 31, 2020, 1,935,000 warrants to purchase 1,935,000 shares of the Company’s common stock were exercised yielding net proceeds of $7,740,000.

Mymd Pharmaceuticals Inc. [Member]
Share-Based Compensation

Note 7—Share-based compensation

In 2016, the Company adopted the MyMD Pharmaceuticals, Inc. Amended and Restated 2016 Equity Incentive Plan (the “Plan”) to enable the Company to grant options to purchase common stock to employees, consultants, and non-employee directors of the Company. The Company has currently reserved 50,000,000 shares of its common stock for issuance under the Plan.

Following is the status of outstanding stock options as of December 31, 2020 and 2019 and changes therein for the years then ended:

		Weighted	Weighted
		Average	Average
	Number	Exercise	Remaining
	of Shares	Price	Life
Outstanding December 31, 2018	31,332,500	$1.00	9.21 Years
Granted	8,010,619	$1.00
Outstanding December 31, 2019	39,343,119	$1.00	8.52 Years
Granted	2,810,241	$1.00
Cancelled	(31,300,000)	$1.00
Outstanding December 31, 2020	10,853,360	$1.00	7.98 Years

All stock options outstanding as of December 31, 2020 and 2019 are fully vested and exercisable. As of December 31, 2020, there was no unrecognized share-based compensation. During 2020, the Company and a shareholder entered into an option termination agreement in connection with the proposed merger. As a result, 31,300,000 fully vested stock options were cancelled.

On November 10, 2020, the Company amended its non-qualified stock option award agreement for all outstanding options. The amendment provided that the remaining term of the Option will continue until the second anniversary of the completion of a Reorganization Event, which will be deemed to have occurred upon the consummation of the pending merger with Akers discussed above in Note 1. As such, all outstanding options will expire two years after the merger transaction has been completed. In conjunction with this option modification, the Company recorded $2,009,145 of expense for the additional value provided to the option holders. Additionally, the Company recorded $880,020, of debt discount relating to outstanding options issued in conjunction with the related party line of credit discussed above in Note 3. This has been recorded as a direct reduction in the carrying value of the related debt on the accompanying balance sheets.

The following table shows the assumptions used in calculating the fair value under the Black-Scholes option valuation model for stock options issued by the Company during the years ended December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Common stock grant date fair value	$1.00	$1.00
Risk free interest rate	0.27% - 1.43%	1.37% - 2.42%
Expected dividend yield	0%	0%
Expected term	5 years	5 years
Expected stock volatility	73.0% - 75.8%	70.9% - 72.4%